Organization	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Organization

1.           Organization

Tradeweb Markets LLC (the “Company”) is a leader in building and operating electronic marketplaces for a global network of clients across the institutional, wholesale and retail client sectors. The Company, a Delaware limited liability company, is a consolidating subsidiary of BCP York Holdings (“BCP”), a company owned by certain investment funds affiliated with The Blackstone Group L.P., through BCP’s majority ownership interest in King (Cayman) Holdings Ltd. (“Refinitiv” or the “Parent”). Refinitiv owns a majority ownership in the Company. A minority interest of the Company is owned by a group of investment and commercial banks (the “Banks”).

A majority interest of Refinitiv (formerly the Thomson Reuters Financial & Risk Business) was acquired by BCP on October 1, 2018 (the “Refinitiv Transaction”) from Thomson Reuters (“TR”). The accompanying consolidated financial statements are presented for two periods: predecessor and successor, which relate to the periods preceding and succeeding the Refinitiv Transaction, respectively. The Refinitiv Transaction results in a new basis of accounting beginning on October 1, 2018 and the financial reporting periods are presented as follows:

•	The successor period, reflecting the Refinitiv Transaction, from October 1, 2018 to December 31, 2018.
•	The predecessor period of the Company from January 1, 2018 to September 30, 2018.
•	The predecessor period of the Company for the year ended December 31, 2017.
•	The predecessor period of the Company for the year ended December 31, 2016.

The Company, through its subsidiary Tradeweb Global LLC (“TWG”), owns:

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Tradeweb LLC (“TWL”), a registered broker-dealer under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority ("FINRA"), a registered independent introducing broker with the Commodities Future Trading Commission (“CFTC”) and a member of the National Futures Association (“NFA”).

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Tradeweb Europe Limited (“TEL”), a Multilateral Trading Facility regulated by the Financial Conduct Authority (the “FCA”) in the UK, which maintains branches in Asia which are regulated by certain Asian securities regulators.

•	TW SEF LLC (“TW SEF”), a Swap Execution Facility (“SEF”) regulated by the CFTC.
•	DW SEF LLC (“DW SEF”), a SEF regulated by the CFTC.
•	Tradeweb Japan K.K. (“TWJ”), a security house regulated by the Japanese Financial Services Agency (“JFSA”) and the Japan Securities Dealers Association (“JSDA”).
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In January 2019, the Company received authorization from the Dutch Authority for Financial Markets ("AFM") to operate Tradeweb EU B.V. (“TWEU”), a Trading Venue and Approved Publication Arrangement regulated by the AFM.

The Company, through its subsidiary Tradeweb IDB Markets Inc. (“TWIDB”) (formerly known as Hydrogen Holdings Corporation), owns Dealerweb Inc. (“DW”) (formerly known as Hilliard Farber & Co., Inc.). DW is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of FINRA. DW is also registered as an introducing broker with the CFTC and NFA.

On October 7, 2011, the Company acquired the assets of the RaffCap business. The acquisition was accounted for as a business combination and therefore the cost of the assets acquired and liabilities assumed by the Company, which consisted of intangible assets and goodwill, were accounted for at fair value.

On November 1, 2013, the Company acquired BondDesk Group LLC and subsidiaries (“BondDesk”). BondDesk’s subsidiary Tradeweb Direct LLC (“TWD”) (formerly known as BondDesk Trading LLC) is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of FINRA.